UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                 February 12, 2006
------------------------        -------------------         --------------------
                                |_|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |X|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Alps Advisers, Inc.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: One (1)

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: 1445975

List of Other Included Managers:

No. 13F File Number                       Name

                                          ALPS ADVISERS, INC.
                                       2

Matrix Asset Advisors, Inc.
FORM 13F COMBINATION REPORT
31-Dec-06

                                TITLE OF               VALUE     SHARES/ SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER               CLASS      CUSIP     (x$1000)   PRN AMT PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------         --------  ---------   --------   ------- ---   ----   -------  ----------  -------- -------- -------
3M Company                      COM       88579y101      10541    135265 SH            Sole       33000      102265
Alliance Bernstein Holding LP   COM       01881g106        241      3000 SH            Sole                    3000
American International Group I  COM       026874107      54414    759333 SH            Sole      143000      616333
American Power Conversion       COM       029066107      34501   1127866 SH            Sole      183300      944566
Ametek, Inc.                    COM       031100100        234      7350 SH            Sole                    7350
Analog Devices                  COM       032654105       4094    124563 SH            Sole       29100       95463
BP PLC - ADR                    COM       055622104        409      6088 SH            Sole                    6088
Bank of America Corp.           COM       060505104      47587    891318 SH            Sole      170000      721318
Bank of New York                COM       064057102      44532   1131125 SH            Sole      240000      891125
Bellsouth Corp.                 COM       079860102        228      4833 SH            Sole                    4833
Belvedere Resources, Ltd.       COM       080903107         14     10000 SH            Sole                   10000
Biomet                          COM       090613100        646     15650 SH            Sole                   15650
Boston Scientific               COM       101137107      32947   1917745 SH            Sole      370000     1547745
CVS Corp.                       COM       126650100        266      8600 SH            Sole                    8600
Chevron Corp.                   COM       166764100      47364    644140 SH            Sole      136500      507640
China Direct Trading Corp.      COM       16938E102          2     48775 SH            Sole                   48775
Chubb Corp.                     COM       171232101        234      4428 SH            Sole                    4428
Cisco Systems Inc               COM       17275R102      39657   1451060 SH            Sole      300000     1151060
Citigroup                       COM       172967101      54477    978044 SH            Sole      196000      782044
Coca Cola                       COM       191216100       1236     25626 SH            Sole                   25626
Comcast Corp - CL A             COM       200300101        226      5345 SH            Sole                    5345
Comcast Corp. - Special Class   COM       20030N200      54526   1301965 SH            Sole      259000     1042965
ConocoPhillips                  COM       20825c104      17230    239470 SH            Sole       61000      178470
Dollar General                  COM       256669102      49567   3086390 SH            Sole      620000     2466390
Enviornmental Energy Service    COM       29406q101          1     10000 SH            Sole                   10000
Exxon Mobil Corporation         COM       30231g102      12698    165703 SH            Sole                  165703
First Data Corp.                COM       319963104      50159   1965490 SH            Sole      393200     1572290
First Place Financial Corp.     COM       33610t109        581     24749 SH            Sole                   24749
Gap Inc.                        COM       364760108      46072   2362672 SH            Sole      475000     1887672
General Electric Co.            COM       369604103      55856   1501107 SH            Sole      287000     1214107
Intel Corporation               COM       458140100      41120   2030623 SH            Sole      372000     1658623
International Business Machine  COM       459200101        261      2686 SH            Sole                    2686
J. P. Morgan Chase & Co.        COM       46625H100      43023    890746 SH            Sole      181000      709746
Johnson & Johnson               COM       478160104      16041    242974 SH            Sole       45000      197974
MedImmune Inc                   COM       584699102      55217   1705809 SH            Sole      331800     1374009
Merck & Co., Inc.               COM       589331107        778     17848 SH            Sole                   17848
Merrill Lynch & Co.             COM       590188108      31081    333845 SH            Sole       62400      271445
Microsoft Corporation           COM       594918104      55879   1871357 SH            Sole      379000     1492357
Morgan Stanley                  COM       617446448      51020    626545 SH            Sole      126300      500245
Novellus Systems                COM       670008101      31156    905179 SH            Sole      167900      737279
Pfizer, Inc.                    COM       717081103      45378   1752056 SH            Sole      347000     1405056
Ross Stores Inc.                COM       778296103      40434   1380015 SH            Sole      285000     1095015
Royal Dutch Shell PLC ADR - A   COM       780259206        379      5350 SH            Sole                    5350
Sky Financial Group Inc.        COM       83080p103        456     15992 SH            Sole                   15992
Smart Energy Solutions          COM                          4     10000 SH            Sole                   10000
Symbol Technologies, Inc.       COM       871508107      53560   3584999 SH            Sole      684000     2900999
Teva Pharma Inds ADR            COM       881624209      41380   1331410 SH            Sole      293000     1038410
The St. Joe Company             COM       790148100        222      4150 SH            Sole                    4150
Tidewater Inc.                  COM       886423102       4195     86737 SH            Sole                   86737
Time Warner Inc                 COM       887317105      61145   2807381 SH            Sole      582000     2225381
Triangle MultiMedia Inc.        COM       895891109          0   1000000 SH            Sole                 1000000
Tyco International LTD.         COM       902124106      46953   1544499 SH            Sole      330000     1214499
Verizon Communications          COM       92343v104        484     13005 SH            Sole                   13005
Vishay Intertechnology          COM       928298108      42630   3148415 SH            Sole      595000     2553415
Wachovia Corp.                  COM       929903102        551      9675 SH            Sole                    9675
Wal-Mart Stores, Inc.           COM       931142103      49504   1071972 SH            Sole      210500      861472
Wells Fargo Company             COM       949746101        315      8846 SH            Sole                    8846
Western Union                   COM       959802109      24202   1079503 SH            Sole      206700      872803
Wyeth                           COM       983024100      46609    915342 SH            Sole      178000      737342
E-Kong Group Ltd.                         G2952Q109          1     12500 SH            Sole                   12500
Prism Support Hldgs LLC                     3030551          0    250000 SH            Sole                  250000
OceanBoy Farms Inc.                       674990528          0    124995 SH            Sole                  124995
REPORT SUMMARY                      62 DATA RECORDS    1445975  48742154                        9272700    39469454
                                                                                  1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                                    ALPS Advisers, Inc.